Goodwill and Intangible Assets - Goodwill Acquired by Segment (Details) - Goodwill - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 9,456	$ 8,969
Acquisitions		(1)
Foreign exchange rate movements	(263)	488
Acquisitions	337
Ending balance	9,530	9,456
Canada
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,747	2,748
Acquisitions		(1)
Foreign exchange rate movements	0	0
Acquisitions	0
Ending balance	2,747	2,747
U.S.
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	3,679	3,389
Acquisitions		0
Foreign exchange rate movements	(167)	290
Acquisitions	0
Ending balance	3,512	3,679
Asset Management
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	2,288	2,148
Acquisitions		0
Foreign exchange rate movements	(61)	140
Acquisitions	0
Ending balance	2,227	2,288
Asia
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	742	684
Acquisitions		0
Foreign exchange rate movements	(35)	58
Acquisitions	337
Ending balance	$ 1,044	$ 742